Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Table Text Block]

	Years Ended December 31,
	2016	2015	2014
	(In Thousands, Except Per Share Data)

Numerator, net income	$6,711	$5,908	$7,657

Denominator:
Weighted average shares outstanding	3,877	3,682	3,645
Less: Weighted average unvested restricted shares	(14)	(9)	-
Denominator: Basic earnings per share	3,863	3,673	3,645

Weighted average shares outstanding	3,863	3,682	3,645
Add: Dilutive effect of stock options	22	9	12
Denominator: Diluted earnings per share	3,885	3,691	3,657

Basic earnings per common share	$1.74	$1.60	$2.10

Diluted earnings per common share	$1.73	$1.60	$2.10